Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 13, 2022
Entity Registrant Name	dei_EntityRegistrantName	TIDAL ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 13, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 13, 2022
Prospectus Date	rr_ProspectusDate	Jul. 13, 2022
Elevate Shares 2X Daily METV ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Elevate Shares 2X Daily METV - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide daily investment results, before fees and expenses, that correspond to 200% of the daily performance of METV. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective, under normal circumstances, by investing at least 80% of its net assets (plus borrowing for investment purposes) in shares of METV, securities held by METV, and swap agreements that provide daily leveraged exposure to METV or its underlying holdings. Swap agreements are intended to produce economically leveraged investment results. The Fund will enter into one or more swap agreements with major global financial institutions for a specified period whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized by METV. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” the return on or change in the market value of a particular dollar amount representing the returns of METV.

As noted above, Fund may invest directly in the securities held by METV, which may include investments in American Depositary Receipts (“ADRs”) or special purpose acquisition companies (“SPACs”). Additionally, the Fund may invest in other investment companies if the Adviser determines doing so would be consistent with the Fund’s investment objective and would be advantageous versus investing in METV or is otherwise required due to regulatory or tax requirements.

The Fund expects that its cash balances maintained in connection with the use of financial instruments will typically be held in U.S. government securities, U.S. agency securities, money market funds, or repurchase agreements.

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of METV. METV is a passively managed (or indexing) fund that seeks to track the performance, before fees and expenses, of the Ball Metaverse Index (the “Ball Metaverse Index”). The Ball Metaverse Index seeks to track the performance of globally-listed equity securities of companies that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse and benefit from its generated revenues. The Ball Metaverse Index was developed and is owned by Ball Metaverse Research Partners LLC.

As defined by the Ball Metaverse Index, “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide-ranging interoperability of data, digital assets, and content.

The Ball Metaverse Index includes globally-listed companies that a committee comprised of representatives from Ball Metaverse Research Partners LLC and external subject matter experts (the “Index Committee”) analyzes for their current and future potential to experience profits or earn revenue from their activities or provision of products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues. The companies selected for inclusion in the Ball Metaverse Index are companies engaged in activities that fall into one or more categories identified by the Index Committee. The Ball Metaverse Index includes companies from one or more categories, which may change over time, currently including: (i) hardware; (ii) compute; (iii) networking; (iv) virtual platforms; (v) interchange standards; (vi) payments; and (vii) content, assets and identity services. Companies included in the Ball Metaverse Index must also meet other index eligibility criteria, including minimum market capitalization requirements and liquidity requirements.

Companies that meet the Ball Metaverse Index criteria and which are allocated to one of the seven categories identified above are then ranked within that category as follows:

●	“Pure-Play” Companies – Companies whose primary business models and/or growth prospects are directly linked to the Metaverse. For these companies, continued growth in the Metaverse is expected to be critical to their economic success going forward.

●	“Core” Companies – Companies with substantial operations and/or growth prospects linked to the Metaverse. These companies have other business units driving their economics, and thus are less affected by the growth of Metaverse than pure-play companies. In time, growth in the industry and/or investments in their Metaverse-specific units may lead these companies to become pure-play companies if their Metaverse operations become a primary driver of economic performance. In most cases, the Metaverse-specific offerings of these companies are core components of the Metaverse.

●	“Non-Core” Companies – Companies with operations and/or growth prospects linked to the Metaverse. These companies derive the majority of their revenue from business lines not directly related to the Metaverse. In time, growth in the industry and/or investments in their Metaverse-specific units may lead these companies to become “core” companies if their Metaverse operations become a relevant driver of economic performance. It is unlikely, based on current information, that the Metaverse-specific offerings of non-core companies would become the primary driver of such economic performance going forward.

Category companies are weighted on a tiered basis whereby “pure-play” companies receive two and a half times the initial weighting of “core” companies or five times the initial weighting of “non-core” companies, while “core” companies” receive two times the initial weighting of “non-core” companies.

A category may have any number of “pure-play,” “core” or “non-core” companies, or none. Single categories are capped at 25% of the total Ball Metaverse Index upon rebalance. These initial weights are calculated based on the number of companies under each category in the Ball Metaverse Index upon each rebalancing, so as to ensure the total combined weight for each category is equal to the category’s initial weighting.

Single company weightings are capped at 8% of the Ball Metaverse Index. Any weighting in excess of 8% from a single company will be pro-rated across the remaining Ball Metaverse Index components, subject to the 25% category cap.

Ball Metaverse Index component changes resulting from reconstitutions are made after the market close on the third Friday in March, June, September and December and become effective at the market opening on the next trading day. Depending on the number of eligible companies, the components of the Ball Metaverse Index may range at times from 25 to 100.

The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

The Fund seeks to remain fully invested at all times consistent with its stated investment objective. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as METV is so concentrated.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the market value of METV. At the close of the markets each trading day, the Adviser adjusts the Fund’s exposure to METV consistent with the Fund’s investment objective. The impact of METV’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if market value of METV has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the market value of METV has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

The terms “daily,” “day,” and “trading day” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of METV over the same period. The Fund will lose money if METV’s performance is flat over time, and as a result of daily rebalancing, METV’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while METV’s performance increases over a period longer than a single day.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Risks of Investing in the Fund.”

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Because the Fund invests in METV, the Fund is subject to many of the same principal risks as METV.

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of METV will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the market value of METV, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the market value of METV declines more than 50% in a single trading day. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with METV.

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2X) METV’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the reference asset reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the reference asset increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as METV’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of METV during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how METV’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – METV volatility and METV return. METV’s returns show the percentage change in the market value of METV over the specified period, while METV’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if METV’s return over two equal time periods is identical, different METV volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) METV volatility; b) METV performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to portfolio securities held by METV. The chart shows estimated Fund returns for a number of combinations of METV volatility and METV performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the portfolio securities held by METV; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher METV volatility, compounding will cause results for periods longer than a trading day to vary from two times (2X) the performance of METV.

As shown in the chart below, the Fund would be expected to lose -6.1% if METV provided no return over a one-year period during which METV experienced annualized volatility of 25%. If METV’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period widens to approximately -43.0%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if METV’s return is flat. For instance, if METV’s annualized volatility is 100%, the Fund would be expected to lose -63.2% of its value, even if the cumulative METV return for the year was 0%. The volatility of the instruments that reflect the market value of METV such as swaps, may differ from the volatility of METV.

Areas shaded dark gray represent those scenarios where the Fund can be expected to return less than two times (2X) the performance of METV and those shaded light gray represent those scenarios where the Fund can be expected to return more than two times (2X) the performance of METV. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Hypothetical Returns of 2X METV

METV Performance (Market)		One Year Volatility Rate
One Year METV (hypothetical)	Double (2X) of the One Year (hypothetical)	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

METV’s annualized historical volatility rate for the period from June 30, 2021 (the inception date of METV) to December 31, 2021 was 22.05%. As of the date of this Prospectus, METV had not yet completed a full calendar year of operation. METV’s annualized performance for the period from June 30, 2021 (the inception date of METV) to December 31, 2021 was 0.79%. Historical METV volatility and performance are not necessarily indications of what METV volatility and performance will be in the future.

For information regarding the effects of volatility and METV performance on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of Daily Objective Funds – the Impact of Compounding” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Fund” in the Fund’s Statement of Additional Information.

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the market value of METV at the market close on the first trading day and the market value of METV at the time of purchase. If METV gains market value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the market value of METV declines in value, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of METV.

If there is a significant intra-day market event and/or the securities of METV experience a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to METV and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with METV, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, the Fund’s exposure to METV is impacted by METV’s portfolio holding movement. Because of this, it is unlikely that the Fund will be perfectly exposed to METV at the end of each day. The possibility of the Fund being materially over- or under-exposed to METV increases on days when METV is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to METV. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to METV.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the market value of METV and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser, is unable to enter into swap agreements that provide leveraged exposure to METV, the Fund may not meet its stated investment objective.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If METV has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if METV later reverses all or a portion of its movement.

Relatively New Underlying Fund Risk. Because METV is a relatively new ETF there is limited data available regarding how it may trade in various market conditions. As a result, METV may prove more volatile than anticipated, which may increase compounding and market volatility risks (described above). In that case, the Fund may incur higher expenses due to, among other things, higher funding costs to enter into its swap positions (e.g., enter into new swap positions with a later expiration date as the current swap positions approach expiration).

Additional Principal Risks.

The remaining risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent METV is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Depositary Receipt Risk. The Fund is subject to depositary receipt risk either through direct investments in ADRs or the exposure of METV to investments in ADRs. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When a fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Equity Market Risk. The exposure of METV to investments in common stocks indirectly subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which METV invests.

ETF Risks. The Fund is subject to the following ETF risks directly and as a result of its investments in METV.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. An ETF has a limited number of financial institutions that are authorized to purchase and redeem ETF shares directly from the ETF (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

Costs of Buying or Selling Shares. Due to the costs of buying or selling ETF shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of ETF shares may significantly reduce investment results and an investment in ETF shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate an ETF’s NAV, there may be times when the market price of the ETF’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for ETF shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by an ETF may trade on foreign exchanges that are closed when the ETF’s primary listing exchange is open, an ETF that invests in such securities is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Trading. Although ETF shares are listed on a national securities exchange, such as the NYSE Arca, Inc. in the case of the Fund (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that the ETF’s shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of ETF shares may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than the ETF’s shares.

Foreign Securities Risk. The Fund is subject to foreign securities risk through either its direct investments in foreign securities or through the exposure of METV to foreign securities. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Liquidity Risk. Some investments held by the Fund, including swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid investments may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid investment at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with METV. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market Capitalization Risk. The Fund is subject to market capitalization risk through either its direct investments in equity securities or through the exposure of METV to equity securities.

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Metaverse Investments and Sector Risks. The Fund’s direct or indirect exposure to companies in Metaverse technology and related sectors may be subject to the following risks:

Communication Services Sector Risk. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Internet Company Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, underutilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Other Investment Companies Risk. The Fund invests directly in another investment company by purchasing shares of the investment company. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying fund as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such underlying fund. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risk” described above.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

SPAC Investment Risk. The Fund is subject to SPAC investment risk either through direct investments in SPACs or the exposure of METV to investments in SPACs. SPACs raise assets to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund or METV invest will complete an acquisition or that any acquisitions that are completed will be profitable. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of METV and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of METV and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.elevateshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Elevate Shares 2X Daily METV ETF | Elevate Shares 2X Daily METV ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FBFB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 486
Elevate Shares 2X Daily BETZ ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Elevate Shares 2X Daily BETZ - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide daily investment results, before fees and expenses, that correspond to 200% of the daily performance of BETZ. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective, under normal circumstances, by investing at least 80% of its net assets (plus borrowing for investment purposes) in shares of BETZ, securities held by BETZ, and swap agreements that provide daily leveraged exposure to BETZ or its underlying holdings. Swap agreements are intended to produce economically leveraged investment results. The Fund will enter into one or more swap agreements with major global financial institutions for a specified period whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized by BETZ. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” the return on or change in market value of a particular dollar amount representing the returns of BETZ.

As noted above, the Fund may invest directly in the securities held by BETZ, which may include foreign securities, American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). Additionally, the Fund may invest in other investment companies if the Adviser determines doing so would be consistent with the Fund’s investment objective and would be advantageous versus investing in BETZ or is otherwise due to regulatory or tax requirements.

The Fund expects that its cash balances maintained in connection with the use of financial instruments will typically be held in U.S. government securities, U.S. agency securities, money market funds or repurchase agreements.

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of BETZ. BETZ is a passively managed (or indexing) fund that seeks to track the performance, before fees and expenses, of the Roundhill Sports Betting & iGaming Index (the “Sports Betting & iGaming Index”). The Betting and iGaming Index was developed by Roundhill Financial Inc. (“Roundhill”), investment adviser and index provider for BETZ, and tracks the performance of a tiered-weight portfolio of common stock (or corresponding ADRs or GDRs) of equity securities of companies that earn revenues from online gaming (“iGaming”), broadly defined as the wagering of money or some other value on the outcome of an event or a game, using the internet. The Sports Betting & iGaming Index includes (i) companies that operate in-person and/or online/internet sports books; (ii) companies that operate online/internet gambling platforms; and (iii) companies that provide infrastructure or technology to such companies. The companies in the Sports Betting & iGaming Index are segregated into three categories by a committee comprised of staff from Roundhill (the “Committee”) as follows:

●	“Pure-Play” Companies – Companies whose primary business model and/or growth prospects are directly linked to sports betting. For these companies, continued growth in sports betting is expected to be critical to their economic success going forward.

●	“Core” Companies – Companies with substantial operations and/or growth prospects linked to sports betting. These companies have other iGaming (non-sports betting) business units driving their economics, and thus are less affected by the growth of sports betting than pure-play companies. In time, growth in the industry and/or investments in their sports betting units may lead these companies to become pure-play companies if their sports betting operations become a primary driver of economic performance. In most cases, the sports betting related offerings of these companies are core components of the sports betting industry.

●	“Non-Core” Companies – Companies with some operations and/or growth prospects linked to sports betting. These companies derive the majority of their revenue from other gaming/gambling business lines not directly related to sports betting. In time, growth in the industry and/or investments in their sports betting units may lead these companies to become “core” companies if their sports betting operations become a relevant driver of economic performance. It is unlikely, based on current information, that the sports betting offerings of non-core companies would become the primary driver of such economic performance going forward.

The Sports Betting & iGaming Index has a quarterly review in January, April, July, and October of each year, at which times the Sports Betting & iGaming Index is reconstituted and rebalanced by Roundhill. The Sports Betting & iGaming Index components are weighted on a tiered weight basis, whereby “pure-play” companies receive 150% the initial weighting of “core” companies, which in turn receive 150% the initial weighting of “non-core” companies. These initial weights are calculated based on the number of companies under each classification in the Index upon each rebalancing, so as to ensure the total combined weight is 100%. Component changes resulting from reconstitutions are made after the market close on the third Friday in each quarterly review month and become effective at the market opening on the next trading day.

The Committee is responsible for overseeing implementation of the Index methodology. In overseeing the implementation of the methodology, the Committee will generally follow criteria for the screening, classification, and weighting process, but may adjust the inputs to or outputs from such criteria in instances in which the Committee determines that due to extenuating circumstances or unusual market conditions the results of the process do not result in an appropriate representation of a company within the Index or would be contrary to investor expectations for the Index.

The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

The Fund seeks to remain fully invested at all times consistent with its stated investment objective. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as BETZ is so concentrated.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the market value of BETZ. At the close of the markets each trading day, the Adviser adjusts the Fund’s exposure to BETZ consistent with the Fund’s investment objective. The impact of BETZ’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the market value of BETZ has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the market value of BETZ has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

The terms “daily,” “day,” and “trading day” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of BETZ over the same period. The Fund will lose money if BETZ’s performance is flat over time, and as a result of daily rebalancing, BETZ’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while BETZ’s performance increases over a period longer than a single day.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Risks of Investing in the Fund.”

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Because the Fund invests in BETZ, the Fund is subject to many of the same principal risks as BETZ.

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of BETZ will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the market value of BETZ, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the market value of BETZ declines more than 50% in a single trading day. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with BETZ.

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2X) BETZ’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the reference asset reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the reference asset increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as BETZ’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of BETZ during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how BETZ’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – BETZ volatility and BETZ return. BETZ’s returns show the percentage change in the market value of BETZ over the specified time period, while BETZ’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if BETZ’s return over two equal time periods is identical, different BETZ volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) BETZ volatility; b) BETZ performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to portfolio securities held by BETZ. The chart shows estimated Fund returns for a number of combinations of BETZ volatility and BETZ performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the portfolio securities held by BETZ; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher BETZ volatility, compounding will cause results for periods longer than a trading day to vary from two times (2X) the performance of BETZ.

As shown in the chart below, the Fund would be expected to lose -6.1% if BETZ provided no return over a one-year period during which BETZ experienced annualized volatility of 25%. If BETZ’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period widens to approximately -43.0%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if BETZ’s return is flat. For instance, if BETZ’s annualized volatility is 100%, the Fund would be expected to lose -63.2% of its value, even if the cumulative BETZ return for the year was 0%. The volatility of the instruments that reflect the market value of BETZ such as swaps, may differ from the volatility of BETZ.

Areas shaded dark gray represent those scenarios where the Fund can be expected to return less than two times (2X) the performance of BETZ and those shaded light gray represent those scenarios where the Fund can be expected to return more than two times (2X) the performance of BETZ. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Hypothetical Returns of 2X BETZ

BETZ Performance (Market)		One Year Volatility Rate
One Year BETZ (hypothetical)	Double (2X) of the One Year (hypothetical)	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

BETZ’s annualized historical volatility rate for the period from June 4, 2020 (the inception date of BETZ) to December 31, 2021 was 27.39%. BETZ’s volatility rate for the one calendar year for the period from January 1, 2021 through December 31, 2021 was 26.01% and volatility for a shorter period of time may have been substantially higher. BETZ’s annualized performance for the period from June 4, 2020 (the inception date of BETZ) to December 31, 2021 was 31.68%. Historical BETZ volatility and performance are not necessarily indications of what BETZ volatility and performance will be in the future.

For information regarding the effects of volatility and BETZ performance on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of Daily Objective Funds – the Impact of Compounding” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Fund” in the Fund’s Statement of Additional Information.

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the market value of BETZ at the market close on the first trading day and the market value of BETZ at the time of purchase. If BETZ gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the market value of BETZ declines in value, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of BETZ.

If there is a significant intra-day market event and/or the securities of BETZ experience a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to BETZ and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with BETZ, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, the Fund’s exposure to BETZ is impacted by BETZ portfolio holding movement. Because of this, it is unlikely that the Fund will be perfectly exposed to BETZ at the end of each day. The possibility of the Fund being materially over- or under-exposed to BETZ increases on days when BETZ is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to BETZ. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to BETZ.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the market value of BETZ and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser, is unable to enter into swap agreements that provide leveraged exposure to BETZ, the Fund may not meet its stated investment objective.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If BETZ has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if BETZ later reverses all or a portion of its movement.

Relatively New Underlying Fund Risk. Because BETZ is a relatively new ETF there is limited data available regarding how it may trade in various market conditions. As a result, BETZ may prove more volatile than anticipated, which may increase compounding and market volatility risks (described above). In that case, the Fund may incur higher expenses due to, among other things, higher funding costs to enter into its swap positions (e.g., enter into new swap positions with a later expiration date as the current swap positions approach expiration).

Additional Principal Risks.

The remaining risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent BETZ is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Depositary Receipt Risk. The Fund is subject to depositary receipt risk either through direct investments in depositary receipts (ADRs or GDRs) or the exposure of BETZ to investments in ADRs or GDRs. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When a fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Equity Market Risk. The exposure of BETZ to investments in common stocks indirectly subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which BETZ invests.

ETF Risks. The Fund is subject to the following ETF risks directly and as a result of its investments in METV.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. An ETF has a limited number of financial institutions that are authorized to purchase and redeem ETF shares directly from the ETF (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

Costs of Buying or Selling Shares. Due to the costs of buying or selling ETF shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of ETF shares may significantly reduce investment results and an investment in ETF shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate an ETF’s NAV, there may be times when the market price of the ETF’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for ETF shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by an ETF may trade on foreign exchanges that are closed when the ETF’s primary listing exchange is open, an ETF that invests in such securities is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Trading. Although ETF shares are listed on a national securities exchange, such as NYSE Arca, Inc. in the case of the Fund (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that the ETF’s shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of ETF shares may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than the ETF’s shares.

Foreign Securities Risk. The Fund is subject to foreign securities risk either through direct investments in foreign securities or the exposure of BETZ to investments in foreign securities. The exposure of METV to investments in foreign securities indirectly subjects the Fund to foreign securities risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Liquidity Risk. Some securities held by the Fund, including swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BETZ. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risk. The Fund is subject to market capitalization risk through either its direct investments in equity securities or through the exposure of BETZ to equity securities.

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. The Fund is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Other Investment Companies Risk. The Fund invests directly in another investment company by purchasing shares of the investment company. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying fund as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such underlying fund. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risk” described above.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Sports Betting and iGaming Industry and Sector Risks. The exposure of BETZ to companies actively engaged in the sports betting and iGaming industry may subject the Fund to the following risks:

Sports Betting and iGaming Industry Risk. The iGaming and sports betting industry is characterized by an increasingly high degree of competition among a large number of participants including from participants performing illegal activities or unregulated companies. Expansion of iGaming and sports betting in other jurisdictions (both regulated and unregulated) could increase competition with traditional betting companies, which could have an adverse impact on their financial condition, operations and cash flows. In a broader sense, iGaming and sports betting companies face competition from all manner of leisure and entertainment activities, including shopping, athletic events, television and movies, concerts and travel. In addition, established jurisdictions could award additional licenses or permit the expansion or relocation of existing sports betting companies. These companies also may be subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the reputation, profitability and value of these companies.

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of BETZ and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.elevateshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of BETZ and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.elevateshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Elevate Shares 2X Daily BETZ ETF | Elevate Shares 2X Daily BETZ ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BETX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 536

[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.